Income Tax Expense - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Statement [Line Items]
Applicable income tax rate	15.00%	15.00%	15.00%
Percentage of withholding tax	10.00%
Deferred tax liability for withholding tax payable	¥ 61.8	¥ 65.5		$ 8.9
Unrecognized deferred tax liability relating to undistributed earnings	¥ 190.7	¥ 195.5		$ 27.4
PRC [member] | Bottom of range [member]
Statement [Line Items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	5 years
PRC [member] | Top of range [member]
Statement [Line Items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	10 years
Malaysia [member]
Statement [Line Items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	10 years